Note 8 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2021	$27,682
Additions	18,882
Amortization	(10,433)
Write-off and other movements (Note 7)	(4,272)
Balance, December 31, 2021	$31,859
Additions	38,330
Amortization	(13,486)
Write-off and other movements (Note 7)	(1,668)
Balance, December 31, 2022	$55,035